STATE FARM MUTUAL FUND TRUST

Supplement dated July 12, 2017 to the Prospectus dated May 1, 2017 of State Farm Mutual Fund Trust for Class A, Class B, Premier and Legacy Class B shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

On page 13 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers —” is deleted and replaced with the following:

	Name	Title	Length of Service (Years)
Marsico	Tom Marsico	Chief Investment Officer and Portfolio Manager	Since 2017
	Robert Susman	Portfolio Manager	Since 2017

Northern Cross	Howard Appleby	Principal	Since 2008
	James LeTorre	Principal	Since 2008
	Jean-Francois Ducrest	Principal	Since 2008

On page 87 of the Prospectus, the information in the chart and paragraph under “Portfolio Managers,” “International Equity Fund” and “Marsico Portfolio Managers” is deleted and replaced with the following:

Marsico Portfolio Managers

Portfolio Manager and Title with Marsico	Length of Service with Marsico	Business Experience During the past 5 years
Tom Marsico Chief Investment Officer and Portfolio Manager	Since 1997	Portfolio manager of equity securities, research and analysis

Robert Susman, CFA Portfolio Manager	Since 2013	Research and analysis of equity securities

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6345j.4

STATE FARM MUTUAL FUND TRUST

Supplement dated July 12, 2017 to the Prospectus dated May 1, 2017 and supplemented as of June 8, 2017 of State Farm Mutual Fund Trust for Class R-1, R-2 and R-3 shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

On page 11 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers —” is deleted and replaced with the following:

	Name	Title	Length of Service (Years)
Marsico	Tom Marsico	Chief Investment Officer and Portfolio Manager	Since 2017
	Robert Susman	Portfolio Manager	Since 2017

Northern Cross	Howard Appleby	Principal	Since 2008
	James LeTorre	Principal	Since 2008
	Jean-Francois Ducrest	Principal	Since 2008

On page 78 of the Prospectus, the information in the chart and paragraph under “Portfolio Managers,” “International Equity Fund” and “Marsico Portfolio Managers” is deleted and replaced with the following:

Marsico Portfolio Managers

Portfolio Manager and Title with Marsico	Length of Service with Marsico	Business Experience During the past 5 years
Tom Marsico Chief Investment Officer and Portfolio Manager	Since 1997	Portfolio manager of equity securities, research and analysis

Robert Susman, CFA Portfolio Manager	Since 2013	Research and analysis of equity securities

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6344g

STATE FARM MUTUAL FUND TRUST

Supplement dated July 12, 2017 to the Prospectus dated May 1, 2017 of State Farm Mutual Fund Trust for Institutional shares (the “Prospectus”).

Effective immediately, the following changes are made to the Prospectus:

On page 11 of the Prospectus, the chart under the title “Fund Management,” “Portfolio Managers —” is deleted and replaced with the following:

	Name	Title	Length of Service (Years)
Marsico	Tom Marsico	Chief Investment Officer and Portfolio Manager	Since 2017
	Robert Susman	Portfolio Manager	Since 2017

Northern Cross	Howard Appleby	Principal	Since 2008
	James LeTorre	Principal	Since 2008
	Jean-Francois Ducrest	Principal	Since 2008

On page 72 of the Prospectus, the information in the chart and paragraph under “Portfolio Managers,” “International Equity Fund” and “Marsico Portfolio Managers” is deleted and replaced with the following:

Marsico Portfolio Managers

Portfolio Manager and Title with Marsico	Length of Service with Marsico	Business Experience During the past 5 years
Tom Marsico Chief Investment Officer and Portfolio Manager	Since 1997	Portfolio manager of equity securities, research and analysis

Robert Susman, CFA Portfolio Manager	Since 2013	Research and analysis of equity securities

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-4683d.3

STATE FARM MUTUAL FUND TRUST

Supplement dated July 12, 2017 to the Statement of Additional Information dated May 1, 2017 of State Farm Mutual Fund Trust (the “SAI”).

Effective immediately, the following changes are made to the SAI:

Under PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED — Marsico as Sub-Adviser to the International Equity Fund on page 69 of the SAI, information regarding Munish Malhotra is deleted and the following information is added:

Marsico as Sub-Adviser to the International Equity Fund

The individuals named as Marsico portfolio managers for the International Equity Fund also were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts as indicated in the table below as of May 31, 2017:

Tom Marsico	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	6	$1,540.5	1	8.4 million
Other Pooled Investment Companies	3	$157.5	-0-	-0-
Other Accounts	21	$452.9	-0-	-0-

Robert Susman	Number of Other Accounts Managed	Total Assets in Accounts (millions)	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Registered Investment Companies	0	$0	-0-	-0-
Other Pooled Investment Companies	0	$0	-0-	-0-
Other Accounts	0	$0	-0-	-0-

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.